SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (Peter W. Mullin, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Peter W. Mullin
Transactions with Related Persons
Insurance Commissions earned by Prudential Financial, Inc	$ 0.1	$ 0.1	$ 0.1
Reinsurance gains of third party	$ 0.3	$ 0.1	$ 0.1